Note 11 - Stockholder's Equity - Schedule of Preferred Stock 1 (Details)	Dec. 31, 2021 shares
Preferred stock, authorized (in shares)	8,740,398
Preferred stock, issued (in shares)	4,611,985
Series A Preferred Stock [Member]
Preferred stock, authorized (in shares)	4,723,330
Preferred stock, issued (in shares)	2,547,330
Series B Preferred Stock [Member]
Preferred stock, authorized (in shares)	3,117,915
Preferred stock, issued (in shares)	1,392,131
Series B-1 Preferred Stock [Member]
Preferred stock, authorized (in shares)	899,153
Preferred stock, issued (in shares)	672,524